Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Deferred Taxes

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating losses and tax credit carryforwards. The significant components of net deferred income tax assets for the Company are (in thousands):

	December 31,
	2019	2018
Deferred tax assets:
Federal net operating loss carryforward	36,803,000	25,306,000
Intellectual property	58,504,000	61,787,000
Accrued expense	1,262,000	129,000
Patent amortization	4,000	5,000
Deferred tax asseets before valuation	96,573,000	87,227,000
Valuation allowance	(96,573,000)	(87,227,000)
Net deferred income tax assets	-	-

Generally accepted accounting principles requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carryforward period. Because of the Company's history of operating losses, management has provided a valuation allowance equal to its net deferred tax assets. The valuation allowance increased by approximately $9,346,000 during the year ended December 31, 2019 .

Tax Carryforward

At December 31, 2019 , the Company had net operating loss carryforwards of approximately $122,676,000 to reduce United States federal taxable income in future years. These carryforwards expire from 2020 through 2039.

The Company is no longer subject to U.S. and state tax examinations for years ending before the fiscal year ended December 31, 2015. Management does not believe there will be any material changes in our unrecognized tax positions over the next twelve months.

The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. There was no accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense recognized during the years ended December 31, 2019 and 2018.